SECURITIZATIONS AND VARIABLE INTEREST ENTITIES - Carrying Amounts and Classifications of Consolidated Assets (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Variable Interest Entity
Cash and due from banks	$ 23,043	$ 20,900	$ 32,108	$ 29,885
Trading account assets	243,925	241,215
Investments	353,304	342,955
Total loans, net of allowance	612,309	604,991
Other assets	128,008	133,743
Total assets	1,792,077	1,731,210
Significant unconsolidated VIE assets
Variable Interest Entity
Cash and due from banks	100	100
Trading account assets	8,000	6,200
Investments	4,400	3,000
Total loans, net of allowance	18,800	23,600
Other assets	1,500	1,700
Total assets	$ 32,800	$ 34,600